Note 11 - Summary of Warrant Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Outstanding , number (in shares)	952,500		202,500	22,500
Outstanding, weighted average exercise price (in dollars per share)	$ 9.49		$ 26.20	$ 100
Granted, number (in shares)	750,000
Granted, weighted average exercise price (in dollars per share)	$ 5	$ 16.80
Exercisable, number (in shares)	202,500
Exercisable, weighted average exercise price (in dollars per share)	$ 26.20